Discontinued Operations and Dispositions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Payments	Jun. 18, 2013	Jul. 31, 2012 Subsidiaries	Sep. 30, 2014	Mar. 31, 2013	Feb. 24, 2012	Feb. 28, 2014 Payments
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses	$ (27,708,000)	$ (27,709,000)	$ (8,266,000)
Proceeds from sale of assets	10,000,000	10,000,000	27,915,000
Accrued expenses in cost of revenue for VAT assessments and related penalties and interest			17,000,000
Holiday Autos [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses				(11,000,000)
Write-off of goodwill				39,000,000
Number of earn-out payment				2
Annual earn-out payment				12,000,000
Earn-out proceeds receivable recognized				6,000,000
Other income related to the resolution of a legal contingency		33,000,000
Travelocity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-off of goodwill					9,000,000
Proceeds from sale of assets					10,000,000
Gain on sale of businesses, pre-tax					1,000,000
Loss on sale of businesses					3,000,000
Travelguru [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses						11,000,000
Number of subsidiaries sold						2
Other income related to the resolution of a legal contingency		4,000,000
Zuji [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses		(11,000,000)	(14,000,000)					(11,000,000)
Income Tax Refunds, Discontinued Operations							2,000,000
Sabre Pacific [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold									51.00%
Abacus [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest in a joint venture									49.00%
Sabre Asset Purchase [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses									25,000,000
Proceeds from sale of assets									46,000,000
Sabre Asset Purchase [Member] | Sale of Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets									9,000,000
Sabre Asset Purchase [Member] | Intercompany Notes [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets									18,000,000
Sabre Asset Purchase [Member] | Intercompany Receivable [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets									19,000,000
Tpn [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of earn-out payment										2
Earn-out proceeds receivable recognized										3,000,000
Proceeds from sale of assets										10,000,000
Loss on disposition of assets										3,000,000
Gain (Loss) recognized on disposition of assets										0
Tpn [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total potential earn-out payments										$ 10,000,000